Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Reporting
12. Segment Reporting
The Company’s reportable segments have been determined using a management approach, which is consistent with the basis and manner in which the Company’s chief operating decision maker (“CODM”) uses financial information for the purposes of allocating resources and evaluating performance. The Company’s CODM is its Chief Executive Officer. The CODM evaluates the performance of the Company based on its total revenue and segment profit.
The CODM also uses revenue and segment profit to manage and evaluate our business, make planning decisions, and as performance measures for a Company-wide bonus plans. These key financial measures provide an additional view of our operational performance over the long-term and provide useful information that we use in order to maintain and grow our business.
The accounting policies of the segments are the same as those described in Note 2 “Accounting Policies and Practices.” The Company does not report assets by reportable segments as this information is not reviewed by the CODM on a regular basis.
Information regarding the Company’s current reportable segments is as follows (in millions):

	Revenue
	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Employer Solutions
Recurring	$2,467	$1,213	$1,049	$2,051
Project	251	134	107	237

Total Employer Solutions	2,718	1,347	1,156	2,288
Professional Services
Recurring	128	65	60	108
Project	243	121	124	260

Total Professional Services	371	186	184	368
Hosted Business	43	21	21	72

Total	$3,132	$1,554	$1,361	$2,728

	Segment Profit
	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Employer Solutions	$659	$344	$274	$533
Professional Services	1	1	7	31
Hosted Business	(1)	(2)	(3)	—

Total of all reportable segments	659	343	278	564
Share-based compensation	181	67	5	5
Transaction and integration expenses (1)	19	13	—	—
Non-recurring professional expenses (2)	—	19	18	—
Transformation initiatives (3)	—	—	—	8
Restructuring	63	5	9	77
Other (4)	15	(10)	(5)	36
Depreciation	79	31	49	91
Intangible amortization	316	153	100	200

Operating (Loss) Income	(14)	65	102	147
(Gain) Loss from change in fair value of financial instruments	(38)	65	—	—
(Gain) Loss from change in fair value of tax receivable agreement	(41)	(37)	—	—
Interest expense	122	57	123	234
Other (income) expense, net	(16)	3	9	7

Loss Before Income Tax Expense (Benefit)	$(41)	$(23)	$(30)	$(94)

(1)	Transaction and integration expenses related to acquisitions in 2022 and 2021.
(2)	Non-recurring professional expenses includes external advisor and legal costs related to the Company’s Business Combination.
(3)	Transformation initiatives in fiscal year 2020 includes expenses related to enhancing our data center.
(4)
Other primarily includes activity related to long-term incentives and expenses related to acquisitions, offset by Other (income) expense, net which was primarily comprised of contingent consideration earnout activities.

Revenue by geographic location is as follows (in millions):

	Successor		Predecessor
	Year Ended December 31, 2022	Six Months Ended December 31, 2021	Six Months Ended December 31, 2021	Year Ended December 31, 2020
United States	$2,759	$1,358	$1,168	$2,353
Rest of world	373	196	193	375

Total	$3,132	$1,554	$1,361	$2,728

There was no single client who accounted for more than 10% of the Company’s revenues in any of the periods presented.
Long-lived assets, representing Fixed assets, net and Operating lease right of use assets, by geographic location is as follows (in millions):

	Successor
	December 31, 2022	December 31, 2021
United States	$359	$305
Rest of world	47	51

Total	$406	$356